SUPPLEMENT DATED JUNE 12, 2017

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2017

1.	In “The Funds Summary Section” for the Balanced Income Fund and International Opportunities Bond Fund, the “Shareholder Fees” table is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	None	None
1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

2.	In “The Funds Summary Section” for the Fund For Income, Government Fund and Investment Grade Fund, the “Shareholder Fees” table is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	4.00%	None	None
1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

3.	In “The Funds Summary Section” for the Strategic Income Fund, the “Shareholder Fees” table is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	None
1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

4.	In “The Funds Summary Section” for the Floating Rate Fund and the Limited Duration High Quality Bond Fund, the “Shareholder Fees” table is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	None	None
1. A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

5.	In the “The Funds Summary Section” for the Balanced Income Fund, the row regarding Class A shares in the table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$513	$966	$1,444	$2,763

6.	In the “The Funds Summary Section” for the Floating Rate Fund, the row regarding Class A shares in the table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$359	$626	$914	$1,731

7.	In the “The Funds Summary Section” for the Fund For Income, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$521	$778	$1,054	$1,840

8.	In the “Funds Summary Section” for the Government Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$516	$763	$1,028	$1,785

9.
In the “Funds Summary Section” for the International Opportunities Bond Fund, the row regarding Class A shares in the  table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$538	$828	$1,140	$2,023

10.
In the “Funds Summary Section” for the Investment Grade Fund, the row regarding Class A shares in the first table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$513	$751	$1,008	$1,742

11.
In the “Funds Summary Section” for the Limited Duration High Quality Bond Fund, the row regarding Class A shares in the table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$354	$613	$892	$1,686

12.	In the “Funds Summary Section” for the Strategic Income Fund, the row regarding Class A shares in the table under the heading “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$524	$787	$1,069	$1,873

13.	In the “Shareholder Information” section, under the heading “What are the sales charges?”, the “Class A Shares” table is deleted in its entirety and replaced with the following:

Class A Shares of the Balanced Income Fund, Fund For Income, Government Fund, International Opportunities Bond Fund, Investment Grade Fund and Strategic Income Fund
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	4.00%	4.17%
$100,000 - $249,999	3.50	3.63
$250,000 - $499,999	2.50	2.56
$500,000 - $999,999	2.00	2.04
$1,000,000 or more	0 **	0 **

Class A Shares Floating Rate Fund and Limited Duration High Quality Bond Fund
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	2.50%	2.56%
$100,000 - $249,999	1.75	1.78
$250,000 - $499,999	1.25	1.27
$500,000 - $999,999	1.00	1.01
$1,000,000 or more	0 **	0 **

Class A Shares of the
Covered Call Strategy Fund, Equity Income Fund, Global Fund, Growth &
Income Fund, Hedged U.S. Equity Opportunities Fund, International Fund,
Long Short Fund, Opportunity Fund, Real Estate Fund, Select Growth
Fund, Special Situations Fund and Total Return Fund

Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000 - $249,999	4.50	4.71
$250,000 - $499,999	3.50	3.63
$500,000 - $999,999	2.50	2.56
$1,000,000 or more	0 **	0 **
* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.
** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described further in this prospectus, any applicable CDSCs may be waived under certain circumstances.

14.
In the “Shareholder Information” section, under the heading “Are Sales Charge Discounts and Waivers Available?”, the following is added as the third sentence in the ninth paragraph under “A. Rights of Accumulation and Statements or Letters of Intent” :

If you do not complete your SOI, you will be subject to the sales charges that were in effect at the time you entered into the SOI.

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Please retain this Supplement for future reference
IEP0617

SUPPLEMENT DATED JUNE 12, 2017

FIRST INVESTORS INCOME FUNDS
STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2017

FIRST INVESTORS EQUITY FUNDS
STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2017

FIRST INVESTORS TAX EXEMPT FUNDS
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017

1.
In Part II of each of  the Statements of Additional Information (“SAIs”) listed above,  in the “Underwriter and Dealers” section, the information after the second  paragraph is deleted in its entirety and replaced with the following:

The following table lists the current sales charge with respect to Class A shares of the Balanced Income Fund, Fund For Income, Government Fund, International Opportunities Bond Fund, Investment Grade Fund, Strategic Income Fund and for each First Investors Tax Exempt Fund as well as the amount of the sales charge that is reallowed to dealers selling the shares:
Amount of Investment	Sales Charge as % of Offering Price	Net Amount Invested	Concession to Dealers as a % of Offering Price**
Less than $100,000	4.00%	4.17%	3.75%
$100,000 but under $250,000	3.50	3.63	3.25
$250,000 but under $500,000	2.50	2.56	2.25
$500,000 but under $1,000,000	2.00	2.04	1.75
$1,000,000 or more	0	0	*
The following table lists the current sales charge with respect to Class A shares of the Floating Rate Fund and Limited Duration High Quality Bond Fund, as well as the amount of the sales charge that is reallowed to dealers selling the shares:
Amount of Investment	Sales Charge as % of Offering Price	Net Amount Invested	Concession to Dealers as a % of Offering Price**
Less than $100,000	2.50%	2.56%	2.25%
$100,000 but under $250,000	1.75	1.78	1.50
$250,000 but under $500,000	1.25	1.27	1.00
$500,000 but under $1,000,000	1.00	1.01	.90
$1,000,000 or more	0	0	*
The following table lists the current sales charge with respect to Class A shares of the Covered Call Strategy Fund, Equity Income Fund, Global Fund, Growth & Income Fund, Hedged U.S. Equity Opportunities Fund, International Fund, Long Short Fund, Opportunity Fund, Real Estate Fund, Select Growth Fund, Special Situations Fund and Total Return Fund, as well as the amount of the sales charge that is reallowed to dealers selling the shares:

Amount of Investment	Sales Charge as % of Offering Price	Net Amount Invested	Concession to Dealers as a % of Offering Price**
Less than $100,000	5.75%	6.10%	4.72%
$100,000 but under $250,000	4.50	4.71	3.69
$250,000 but under $500,000	3.50	3.63	2.87
$500,000 but under $1,000,000	2.50	2.56	2.05
$1,000,000 or more	0	0	*
* There is no sales charge on transactions of $1 million or more, purchases that qualify for Rights of Accumulation of $1 million, purchases made pursuant to a Letter or Statement of Intent of $1 million or more and purchases by group retirement plans pursuant to sales charge waiver privileges.  The Underwriter will pay from its own resources an imputed dealer concession equal to 0.90%  of the amount invested to dealers on such purchases.  If such shares are redeemed within 24 months of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds except in certain circumstances.  The CDSC will generally be applied in the same manner as the CDSC on Class B shares.
Furthermore, there is no sales charge on purchases of Advisor Class and Institutional Class shares, or on Class A shares purchased through a fee-based account under a program sponsored or maintained by a financial intermediary.
** In the case of retail sales by FFS, FFS retains the entire sales charge as its dealer concession.
2.
In Part II of each of the SAIs listed above, in the “Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section, the first item 3 under the heading “Additional Information About Sales Charge Discounts and Waivers” is deleted and replaced with the following:

If you own Class A shares of  the Growth & Income Fund that are attributable to your investment in the Executive Investors Blue Chip Fund and you have owned these shares continuously since March 13, 2000, the fund account in which you own these shares is entitled to the following special sales charge rate on additional investments in that funds: a sales charge (expressed as a percentage of offering price) of 4.75% on investments less than $100,000; 3.90% on investments of $100,000-$249,999; 2.90% on investments of $250,000-$499,999; and 2.40% on investments of $500,000-$999,999.
3.
In Part I of the Equity Funds SAI, in the “Portfolio Managers” section, under the heading “A. Other Accounts Managed by Portfolio Managers for the Fiscal Year Ended September 30, 2016”, the table regarding Wellington’s Portfolio Managers is deleted and replaced with the following:

Wellington Management’s Portfolio Managers:
Nicolas M. Choumenkovitch: Global	Other Registered Investment Companies	9	$5,001.2	0	$0
	Other Pooled Investment Vehicles	13	$3,082.6	2	$104.3
	Other Accounts	33	$14,311.1	5	$6,662.5
Tara Connolly Stilwell: Global	Other Registered Investment Companies	9	$5,001.2	0	$0
	Other Pooled Investment Vehicles	12	$3,078.1	1	$99.7
	Other Accounts	34	$14,275.1	5	$6,662.5
Kent M. Stahl:	Other Registered Investment Companies	12	$22,771.0	0	$0

Wellington Management’s Portfolio Managers:
Hedged U.S. Equity Opportunities	Other Pooled Investment Vehicles	6	$695.7	1	$6.5
	Other Accounts	3	$4,480.5	1	$2,073.4
Gregg R. Thomas: Hedged U.S. Equity Opportunities	Other Registered Investment Companies	12	$22,771.0	0	$0
	Other Pooled Investment Vehicles	8	$1,368.9	2	$672.1
	Other Accounts	3	$4,480.5	1	$2,073.4

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Please retain this Supplement for future reference.

IETS617